iShares®

iShares, Inc.

Supplement dated September 9, 2010

to the Prospectuses each dated January 1, 2010 (the “Prospectuses”) for each of

iShares MSCI Australia Index Fund,

iShares MSCI Austria Investable Market Index Fund,

iShares MSCI Belgium Investable Market Index Fund,

iShares MSCI Canada Index Fund,

iShares MSCI EMU Index Fund,

iShares MSCI France Index Fund,

iShares MSCI Germany Index Fund,

iShares MSCI Hong Kong Index Fund,

iShares MSCI Italy Index Fund,

iShares MSCI Japan Index Fund,

iShares MSCI Japan Small Cap Index Fund,

iShares MSCI Malaysia Index Fund,

iShares MSCI Mexico Investable Market Index Fund,

iShares MSCI Netherlands Investable Market Index Fund,

iShares MSCI Singapore Index Fund,

iShares MSCI Spain Index Fund,

iShares MSCI Sweden Index Fund,

iShares MSCI Switzerland Index Fund

and iShares MSCI United Kingdom Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

Effective immediately, the following paragraph replaces the third paragraph under the Investment Adviser section of each Prospectus.

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Ireland Capped Investable Market Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI New Zealand Investable Market Index Fund, iShares MSCI Singapore Index Fund,

iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund. The aggregate management fee is calculated as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-INC-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

Supplement dated September 9, 2010

to the Statement of Additional Information dated January 1, 2010 (the “SAI”) for

iShares MSCI Australia Index Fund,

iShares MSCI Austria Investable Market Index Fund,

iShares MSCI Belgium Investable Market Index Fund,

iShares MSCI Canada Index Fund,

iShares MSCI EMU Index Fund,

iShares MSCI France Index Fund,

iShares MSCI Germany Index Fund,

iShares MSCI Hong Kong Index Fund,

iShares MSCI Italy Index Fund,

iShares MSCI Japan Index Fund,

iShares MSCI Japan Small Cap Index Fund,

iShares MSCI Malaysia Index Fund,

iShares MSCI Mexico Investable Market Index Fund,

iShares MSCI Netherlands Investable Market Index Fund,

iShares MSCI Singapore Index Fund,

iShares MSCI Spain Index Fund,

iShares MSCI Sweden Index Fund,

iShares MSCI Switzerland Index Fund

and iShares MSCI United Kingdom Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Effective immediately, the following paragraph replaces the fifth paragraph under the Investment Adviser section on page 47 of the SAI.

For its investment advisory services to the iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the average daily net assets of these Funds together with other iShares Funds (iShares MSCI Ireland Capped Investable Market Index Fund and iShares MSCI New Zealand Investable Market Index Fund, which are offered in separate prospectuses and statements of additional information). The aggregate management fee is calculated as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.	IS-SAI-08-S3

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE